Capital and reserves - Dividends (Details)		6 Months Ended		12 Months Ended
	Mar. 21, 2025 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CNY (¥)
Capital and reserves
Dividends per share								$ 0.039
Dividends declared								$ 47,178,000	¥ 306,255,000
Special Cash Dividends
Capital and reserves
Dividends per share				$ 0.0725		$ 0.043
Dividends paid				$ 90,635,000	¥ 643,176,000	$ 53,640,000	¥ 370,787,000
Interim Cash Dividends
Capital and reserves
Dividends per share				$ 0.0686
Dividends paid				$ 85,221,000	¥ 601,075,000
Final Dividends
Capital and reserves
Dividends per share		$ 0.103
Dividends paid		$ 128,758,000	¥ 923,664,000
Final dividends per share	$ 0.0817
Dividends declared | $	$ 101,400,000